Financial risk management objectives and policies	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial risk management objectives and policies
5.	Financial risk management objectives and policies
The main financial liabilities of the Company, other than derivatives, are loans, debentures, lease payables and accounts payable. The main purpose of these financial liabilities is to finance operations as well as finance the acquisition of aircraft. The Company has trade accounts receivable and other accounts receivable that result directly from its operations. The Company also has investments available for trading and contracts for derivative transactions such as currency forwards, options and swaps in order to reduce the exposure to foreign exchange fluctuations.
The Company’s senior management supervises the management of market, credit and liquidity risks.
All activities with derivatives for risk management purposes are carried out by experts with the appropriate skillset and experience and under senior management supervision. It is the Company’s policy not to enter into derivatives transactions for speculative purposes.

a)	Market risk
Market risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk consists of three types of risk: interest rate risk, currency risk and other price risk, such as equity price risk and commodity risk. Financial instruments exposed to market risk include loans payable, deposits, financial instruments measured at fair value through profit or loss and financial instruments.
On July 24, 2019, the Company entered in a structured derivative transaction to hedge US$28 million related to the release of a new financing
tranch
e
 from Opic. The contracted structure was a full swap of principal and interest of all transaction flows at a rate of R$3.7731 and also includes sale of currency options at R$4.7500 for interest and principal. This operation was designated as economic hedge.
The table below shows the effects of our hedges designated
as
hedge accounting
of
our debt:

	December 31, 2019
	Book value	Fair Value – hedge instrument	Consolidated post hedge strategy
Denominated in foreign currency - US$
Aircraft and engine acquisition	896,232	(10,971)	885,261
Working capital	1,727,882	(303,507)	1,424,375

Denominated in local currency - R$
Aircraft and engine acquisition (FINAME)	164,280	(3,309)	160,971
Working capital	37,355	—	37,355
Finance lease	—	—	—

Total in R$	2,825,749	(317,787)	2,507,962

The table below shows the indebtedness related to working capital denominated in foreign currency, designated as hedge accounting, considering the effects of the derivative instruments (exchanging the exposure for local currency) contracted by the Company:

Risk	Type of hedge	Hedged Item	Nominal amount	Hedge Instrument	Nominal amount	December 31, 2019
						Carrying amount hedge item	Fair Value – hedge instrument	Debt Considering Hedge
1) Senior Notes Azul LLP
Foreign exchange risk	Cash Flow Hedge	Principal US$ on Senior Notes Azul LLP	US$ 400 million	Currency Options - Floor 3,2865 Cap 4,7500	US$ 400 million	1,605,914	(282,760)	1,323,154

2) Proceeds in foreign currency
Interest rate swap and foreign exchange risk	Fair value hedge	Principal & Interest on 4.131 Transaction	US$30 million	IRS - Interest Rate Swap (receives US Libor3M + spread & pays 108% CDI)	98,940	121,968	(20,747)	101,221

Total						1,727,882	(303,507)	1,424,375

The table below shows the indebtedness related to aircraft acquisition denominated in foreign currency, designated as hedge accounting, considering the effects of the derivative instruments (exchanging the exposure for local currency) contracted by the Company:

Risk	Type of hedge	Hedged Item	Nominal amount	Hedge Instrument	Nominal amount	December 31, 2019
						Carrying amount - hedge item	Fair Value – hedge instrument	Debt Considering Hedge
Aircraft acquisition
Interest rate swap and foreign exchange risk	Cash Flow Hedge	Principal US$ on OPIC	US$79 million	Currency Options - Floor 3,8070 Cap 4,7500	US$79 million	594,586	(10,971)	583,615

Interest rate swap and foreign exchange risk	Fair value hedge	Principal & Interest	R$76,200	IRS - Interest Rate Swap (fixed 6% to 58% and 61% of CDI)	R$76,200	44,249	(3,309)	40,940

						638,835	(14,280)	624,555

a.1)	Interest rate risk
Interest rate risk is the risk that the fair value of future results of a financial instrument fluctuates due to changes in market interest rates. The exposure of the Company to the risk of changes in market interest rates refers primarily to long-term obligations subject to variable interest rates.
The Company manages interest rate risk by monitoring the future projections of interest rates on its loans, financing and debentures as well as on its operating leases. To mitigate this risk, the Company has used derivative instruments aimed at minimizing any negative impact of variations in interest rates.

Sensitivity to interest rates
The table below shows the sensitivity to possible changes in interest rates, keeping all other variables constant in the Company’s income before taxes that are impacted by loans payable subject to variable interest rates. For the sensitivity analysis, the Company utilized the following assumptions:

•	LIBOR based debt: weighted average interest rate of 5.34% p.a.

•	CDI based debt: weighted average interest rate of 4.74% p.a.
We estimated the impact on profit and loss and equity for the year ended December 31, 2019 resulting from variation of 25% and 50% on the weighted average rates, as shown below:

	25%	-25%	50%	-50%
Interest expense	29,430	(29,430)	58,860	(58,860)

a.2)	Currency risk
Currency risk is the risk that the fair value of future dollar denominated commitments vary according to the fluctuation of the foreign exchange rate. The exposure of the Company to changes in exchange rates relates primarily to the U.S dollar denominated loans, financing and leases, net of investments in the U.S. dollar, and also to revenues and operating expenses originated in U.S. dollar.
The Company is also exposed to changes in the exchange rate of the Euro through its investment in the TAP Convertible Bonds (Note 24).
The Company manages its currency risk by using financial instruments seeking to hedge up to twelve months of its projected non-operational
activities.
The Company continuously monitors the net exposure in foreign currency and, when deemed appropriate, enters into arrangements to hedge the projected non-operating
cash flow for up to 12 months to minimize its exposure. Additionally, the Company may enter into longer than 12 months derivative financial instruments to protect itself against currency and/or interest rate risks related to “Loans and financing”.

The Company’s nominal foreign exchange exposure is shown below:

	Exposure to U.S. dollar		Exposure to Euro
	December 31,		December 31,
	2019	2018 (Restated)	2019	2018
Assets
Cash and cash equivalents and short-term Investments	289,297	356,174	—	—
Security deposits and maintenance reserves	1,613,221	1,513,963	—	—
Sublease receivables	279,504	361,738	—	—
Long-term investments	160,871	—	1,236,828	1,287,781
Financial instruments	121,968	116,564	—	—
Other assets	244,355	122,456	—	—

Total assets	2,709,216	2,470,895	1,236,828	1,287,781

Liabilities
Accounts payable	(424,411)	(455,777)	—	—
Loans and financing (*)	(2,624,114)	(1,756,989)	—	—
Leas e liabilities	(12,034,392)	(8,948,314)	—	—
Other liabilities	(688,134)	(44,925)	—	—

Total liabilities	(15,771,051)	(11,206,005)	—	—

Derivatives (NDF) – notional	2,940,333	2,186,356	—	—

Net exposure	(10,121,502)	(6,548,754)	1,236,828	1,287,781

(*)
As of December 31, 2019, US dollar denominated working capital loans totaling
R$2,158,933
were swapped to Brazilian Reais, yielding a non-realized gain of
R$314,500

and resulting in a net US dollar exposure on Loans and Financing of R$465,181.

Sensitivity to exchange rates
At December 31, 2019, the Company used the closing exchange rate of R$4.0307/US$1.00 and R$4.5305/EUR1.00. We present below a sensitivity analysis considering a variation of 25% and 50% over the existing rates:

Exposure in US$	25%	-25%	50%	-50%
	R$5.0384/US$	R$3.0230/US$	R$6.0461/US$	R$2.0154/US$
Effect on exchange rate variation	(2,530,398)	2,530,398	(5,060,797)	5,060,797

Exposure in EUR	25%	-25%	50%	-50%
	R$5.6631/EUR	R$3.3979/EUR	R$6.7958/EUR	R$2.2653/EUR
Effect on exchange rate variation	309,207	(309,207)	618,414	(618,414)

a.3)	Risks related to variations in prices of aircraft fuel
The volatility of prices of aircraft fuel is one of the most significant financial risks for airlines. The company’s fuel price risk management aims to balance the airline exposure to its market peers, so that the airline is neither overly affected by a sudden increase in prices nor is unable to benefit from a substantial fall in fuel prices.
The Company manages the risk related to fuel price volatility either through forward
-
looking fixed-price contracts directly with a supplier, or derivative contracts negotiated with banks. The Company may use derivative contracts for oil or its sub
-
products.

Fuel price sensitivity
The table below sets out the sensitivity of the Company’s fuel hedges to substantial changes in the oil markets, maintaining all other variables constant.
The analysis considers a change in oil prices, in Reais, relative to the market average for the current period and forecast the impact on the Company’s financial instruments, stemming from a variation of 25% and 50% in the oil prices, using the closing exchange rate of R$4.0307/US$1.00 as follows:

Change in Oil prices in Reais	25%	-25%	50%	-50%
Impact on fuel hedges	379,673	(261,317)	700,031	(582,002)

a.4)	Risk related to changes in the fair value of TAP Convertible Bonds and investments in Global AzulAirProjects
TAP Convertible Bonds contain a conversion option into shares of TAP. In addition
Global
AzulAirProjects
retains 35.6% economic rights in Atlantic Gateway, which in turn retains 6.1% post-diluton economic interest in TAP. Therefore, the Company is exposed to changes in the fair value of TAP.
The acquisition of the TAP Convertible Bonds and the participation in Global AzulAirProjects is part of the commercial strategy of the Company of creating synergies between the Company and TAP by having the option to become a direct shareholder of TAP in case the stock price of TAP increases and it is economically advantageous to convert the debt into TAP shares.

b)	Credit risk
Credit risk is inherent in operating and financial activities of the Company, mainly represented under the headings of trade receivables, cash and cash equivalents, including bank deposits.
The credit risk of “trade receivables” is comprised of amounts payable by major credit card companies, and also trade receivables from travel agencies, and sales payable in installments. The Company usually assesses the corresponding risks of financial instruments and diversifies the exposure.
Financial instruments are held with counterparties that are rated at least “A” in the assessment made by S&P, Moody’s and Fitch, or, mostly, are hired in futures and commodities stock exchange, which substantially mitigates the credit risk.
TAP Convertible Bonds are secured by liens over certain intangible assets.
Additionally, the Company, under the
non-binding
agreement to acquire selected assets of Oceanair Linhas Aéreas SA (“Avianca Brasil,”), granted loans in the aggregate and non-adjusted
total amount of R$52 million to Avianca Brasil, which have contractual guarantees of surety and chattel mortgage of equipment. Such loans are recorded under “Other assets” and must be paid with priority under the law and the judicial recovery plan of Avianca Brasil.

During the second quarter of 2019, there was an auction for the sale of isolated production units, pursuant to
Avianca
’s judicial recovery plan, whose proceeds would primarily serve to repay the loans. To date, the judicial sale of isolated production units has not been completed, including in view of the decision of the National Civil Aviation Agency (ANAC) to redistribute slots.
The Company continues to monitor the evolution of the judicial recovery process of Avianca Brasil and its developments in order to verify the recoverability of the loans by this means, as well as adopting all applicable enforceable measures to collect the debtor and guarantors amounts.

c)	Liquidity risk
Liquidity risk takes on two distinct forms: market and cash flow liquidity risk. The first is related to current market prices and varies in accordance with the type of asset and the markets where they are traded. Cash flow liquidity risk, however, is related to difficulties in meeting the contracted operating obligations at the agreed dates.
As a way of managing the liquidity risk, the Company invests its funds in liquid assets (government bonds, CDBs, and investment funds with daily liquidity), and the
c
ash
m
anagement
p
olicy establishes that the Company’s and its subsidiaries’ weighted average debt maturity should be higher than the weighted average maturity of the investment portfolio.
The schedule of financial liabilities held by the Company is as follows:

December 31, 2019	Immediate	Until 6 months	7 to 12 months	1 to 5 years	More than 5 years	Total
Loans and financing	42,619	162,269	276,339	3,003,090	33,839	3,518,156
Lease liabilities	271,524	598,472	715,237	8,081,759	2,439,629	12,106,621
Accounts payable	975,465	277,388	123,997	—	—	1,376,850
Accounts payable – Supplier finance	249,727	—	—	—	—	249,727
Liabilities from derivative transaction	2,135	46,987	32,074	228,994	—	310,190

	1,541,470	1,085,116	1,147,647	11,313,843	2,473,468	17,561,544

Capital management
The Company’s assets may be financed through equity or third-party financing. If the Company opts for equity capital it may use funds from contributions by shareholders or through selling its equity instruments.
The use of third-party financing is an option to be considered mainly when the Company believes that the cost would be less than the return generated by an acquired asset. It is important to ensure that the Company maintains an optimized capital structure, provides financial solidity while providing for the viability of its business plan. As a capital-intensive industry with considerable investments in assets with a high aggregated value, it is natural for companies in the aviation sector to report a relatively high degree of leverage.
The Company manages capital through leverage ratios, which is defined by the Company as net debt divided by the sum of net debt and total equity. Management seeks to maintain this ratio at levels equal to or lower than industry levels. Management includes in the net debt the lease liabilities, the loans and financing (including debentures) less cash and cash equivalents, restricted cash, short and long-term investments, sublease receivables, deposits and current and non-current
restricted investments.
The Company’s capital structure is comprised of its net indebtedness defined as total loans and financing (including debentures) and operating leases net of cash and cash equivalents, restricted cash and others financial instruments. Capital is defined as equity and net indebtedness.
Under IFRS 16, at the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. During the fouth quarter 2019, the Company took delivery of thirteen aircraft under operating leases, increasing the ‘Lease liabilities’ by R$2,124,722. Although the liability is recognized in the balance sheet from delivery date, these aircraft generated nearly no Operating income (loss) during the quarter, as aircraft are required to go through certification and tests before joining the operating fleet of the Company.
The Company is not subject to any externally imposed capital requirements. The total capital as total net equity and net debt as detailed below:

	December 31,
	2019	2018 (Restated)
Equity	(3,519,174)	(1,150,038)

Cash and cash equivalents (Note 6)	(1,647,880)	(1,169,136)
Short-term investments (Note 7)	(62,009)	(517,423)
Long-term investments (Note 24 )	(1,397,699)	(1,287,781)
Sublease receivable (Nota 9)	(279,504)	(361,738)
Security deposits and maintenance reserves (Note 13)	(1,651,533)	(1,546,720)
Loans and financing (Note 17)	3,518,156	2,756,126
Lease liabilities (Note 1 8 )	12,106,621	8,919,746

Net debt	10,586,152	6,793,074

Total capital	7,066,978	5,643,036